Loans - Maturities and Rate Sensitivity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 3,098,220	$ 3,130,669
Fixed Rate	630,667
Floating Rate	2,467,553
Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	700,995
Fixed Rate	68,341
Floating Rate	632,654
Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	1,686,753
Fixed Rate	438,612
Floating Rate	1,248,141
Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	710,472
Fixed Rate	123,714
Floating Rate	586,758
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	1,053,925	1,206,452
Commercial & Industrial | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	431,155
Commercial & Industrial | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	555,549
Commercial & Industrial | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	67,221
Owner occupied commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	394,210	353,889
Owner occupied commercial real estate | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	44,241
Owner occupied commercial real estate | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	157,740
Owner occupied commercial real estate | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	192,229
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	1,143,751	904,115
Commercial real estate | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	108,845
Commercial real estate | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	788,040
Commercial real estate | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	246,866
Construction, land & land development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	249,704	358,813
Construction, land & land development | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	85,730
Construction, land & land development | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	123,449
Construction, land & land development | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	40,525
Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	245,191	293,483
Residential mortgage | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	26,003
Residential mortgage | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	56,448
Residential mortgage | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	162,740
Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	11,439	$ 13,917
Consumer and other | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	5,021
Consumer and other | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	5,527
Consumer and other | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 891